Investments and valuations	12 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
Investments and valuations

Note 8 – Investments and valuations

Investments in Horizon Shipyard Inter Globe (M) Sdn Bhd (“Horizon”) and Double Corporate Oils & Fats Sdn Bhd (“DCOF”) consist of the following:

	As of June 30,
	2026	2025
Balance at July 1, 2025 and January 1, 2025	$89,712	$88,908
Investments during the year / period	114,597	-
Share of losses of associates	(12,753)	(4,029)
Foreign exchange difference	3,406	4,833
Balance at June 30, 2026 and June 30, 2025	$194,962	$89,712

Investment in Horizon

On June 22, 2023, Tumpuan Megah acquired a 20% equity interest in Horizon. Horizon is a company specializing in the repair and maintenance of transport equipment, other than motor vehicles, in Malaysia. The investment was initially accounted for using the measurement alternative.

Horizon is a privately held company, and its equity securities do not have a readily determinable fair value. Prior to May 31, 2024, the Company accounted for its investment in Horizon in accordance with ASC 321, Investments—Equity Securities, which allows an entity to measure investments in equity securities without a readily determinable fair value using a measurement alternative that measures these securities at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer (the “Measurement Alternative”). Management assessed the investment on an individual basis and was required to make a qualitative assessment for impairment at each reporting period.

On April 9, 2024, Tumpuan Megah acquired an additional 380,000 ordinary shares in Horizon, in proportion to its existing shareholding in Horizon, for cash consideration of RM380,000. Tumpuan Megah’s equity interest remained unchanged at 20% after the subscription of the additional shares.

With effect from May 31, 2024, the Company accounts for its 20% equity interest in Horizon under the equity method, as Tumpuan Megah has the ability to exercise significant influence over Horizon through board representation. Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the investee’s profits or losses in the consolidated statements of operations and comprehensive (loss) income, and its share of movements in other comprehensive (loss) income. The carrying amounts of equity-accounted investments are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For the year ended June 30, 2026, the Company’s share of the profit of Horizon was $4,975, and for the six months ended June 30, 2025 and the year ended December 31, 2024, its share of the losses of Horizon was $4,029 and $710, respectively.

The Company did not recognize an impairment loss for the year ended June 30, 2026, the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023.

Investment in DCOF

On October 23, 2025, Tumpuan Megah entered into a subscription agreement with DCOF, a company incorporated in Malaysia that had not commenced business since its incorporation. Pursuant to the subscription agreement, Tumpuan Megah subscribed for 200,000 ordinary shares of DCOF, representing 50% of DCOF’s issued ordinary shares at the date of subscription.

On April 28, 2026, DCOF allotted an additional 800,000 ordinary shares, of which 400,000 ordinary shares were allotted to Tumpuan Megah. Following the additional allotment, Tumpuan Megah held 600,000 ordinary shares, representing a 50% equity interest in DCOF as of June 30, 2026. The Company accounts for its investment in DCOF as an investment in an associate using the equity method. Although the contractual arrangements contemplate shared decision-making between Tumpuan Megah and other shareholders of DCOF, the Company determined, based on the substance of the parties’ rights and their actual involvement in the relevant activities of DCOF, that Tumpuan Megah has significant influence, but not joint control, over DCOF.

Under the equity method, the investment is initially recognized at cost and subsequently adjusted to recognize the Company’s share of DCOF’s net income or loss in the consolidated statements of operations and comprehensive (loss) income, and its share of movements in other comprehensive (loss) income. The carrying amount of the investment is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

As of June 30, 2026, the carrying amount of the Company’s investment in DCOF was $96,776. During the year ended June 30, 2026, the Company recognized $17,728 as its share of DCOF’s net losses.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023